UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09090

AMERISTOCK MUTUAL FUND, INC.

(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145, Alameda, California 94502

(Address of principal executive offices) (Zip code)

Nicholas D. Gerber

1320 Harbor Bay Parkway, Suite 145

Alameda, California 94502

(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, DC 20004-2415

Registrant’s telephone number, including area code: (510) 522-3336

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Item 1 – Schedule of Investments.

AMERISTOCK

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (Unaudited)

Industry(a)		Company	Symbol	Shares	Market Value
Common Stocks 98.65%

Aerospace & Defense	5.96%	Lockheed Martin Corp.	LMT	108,000	$7,698,240
		Raytheon Co.	RTN	85,000	3,885,350

Beverages	2.12%	Pepsico Inc.	PEP	61,960	4,116,623

Biotechnology	4.26%	Amgen Inc.(b)	AMGN	150,000	8,266,500

Capital Markets	7.39%	The Charles Schwab Corp.	SCHW	480,000	6,672,000
		State Street Corp.	STT	204,000	7,682,640

Commercial Banks	0.53%	PNC Financial Services Group Inc.	PNC	19,686	1,021,900

Communications Equipment	1.96%	Cisco Systems Inc.(b)	CSCO	174,000	3,810,600

Computers & Peripherals	3.51%	Dell Inc.(b)	DELL	526,700	6,826,032

Diversified Telecommunication Services	6.38%	AT&T Inc.	T	282,343	8,075,010
		Frontier Communications Corp.	FTR	29,959	244,765
		Verizon Communications Inc.	VZ	124,809	4,067,525

Electric Utilities	3.51%	Exelon Corp.	EXC	160,000	6,812,800

Electrical Equipment	0.70%	Emerson Electric Co.	EMR	26,000	1,369,160

Energy Equipment & Services	3.87%	Schlumberger Ltd.	SLB	122,000	7,516,420

Food Products	2.21%	Kellogg Co.	K	85,000	4,293,350

Health Care Providers & Services	4.43%	UnitedHealth Group Inc.	UNH	245,000	8,601,950

Household Products	4.66%	Colgate-Palmolive Co.	CL	57,500	4,419,450
		Procter & Gamble Co.	PG	77,200	4,629,684

Insurance	7.14%	Loews Corp.	L	163,000	6,177,700
		Marsh & McLennan Cos. Inc.	MMC	319,000	7,694,280

IT Services	8.58%	Accenture Ltd., Class A	ACN	201,000	8,540,490
		International Business Machines Corp.	IBM	60,600	8,128,884

Metals & Mining	3.38%	Nucor Corp.	NUE	172,000	6,570,400

Oil Gas & Consumable Fuels	3.70%	Exxon Mobil Corp.	XOM	116,200	7,179,998

Personal Products	4.38%	Avon Products Inc.	AVP	265,000	8,509,150

Pharmaceuticals	4.86%	Johnson & Johnson	JNJ	17,000	1,053,320
		Merck & Co. Inc.	MRK	227,940	8,390,471

Semiconductor & Semiconductor Equipment	0.53%	Intel Corp.	INTC	53,160	1,022,267

Software	6.19%	Microsoft Corp.	MSFT	147,560	3,613,744
		Oracle Corp.	ORCL	313,000	8,404,050

Specialty Retail	8.40%	Best Buy Co. Inc	BBY	105,000	4,287,150
		Home Depot Inc.	HD	124,595	3,947,170
		TJX Cos. Inc.	TJX	181,000	8,078,030

TOTAL COMMON STOCKS	98.65%	(Cost $197,964,792)			$191,607,103

SHORT-TERM BANK DEBT INSTRUMENTS	1.46%	Citibank - London 0.03%, due 10/01/2010		2,842,716	2,842,716

TOTAL SHORT-TERM BANK DEBT INSTRUMENTS	1.46%	(Cost $2,842,716)			$2,842,716

Total Investments	100.11%	(Cost $200,807,508)			$194,449,819

Liabilities in Excess of Other Assets	(0.11)%				(223,790)

NET ASSETS	100.00%	Equivalent to $32.22 per share on 6,027,470 shares of Capital Stock Outstanding			$194,226,029

(a) Several of the Industries have been renamed and Companies in such Industry reclassified in order to more accurately describe the Company’s core business.

(b) Non-Income Producing Security.

See Notes to Quarterly Schedule of Investments.

AMERISTOCK FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Ameristock Mutual Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, organized as a corporation under the laws of the State of Maryland on June 15, 1995. The Fund’s investment objective is to seek total return through capital appreciation and current income by investing primarily in equity securities. The Fund pursues its investment objective principally by investing in common stock, focusing on large capitalization companies headquartered in the United States. The authorized capital stock of the Fund consists of 100 million shares of common stock, par value $.005 per share.

SECURITY VALUATION

Investments in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (NYSE). If on a particular day an exchange-listed security does not trade, then the mean between the closing bid and asked prices will be used. In the case of securities listed on more than one national securities exchange the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded will be/is used. If there were no sales on that exchange, the last quoted sale on the other exchange should be used.

For securities that are traded on the NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Debt securities are valued by using market quotations or a matrix method provided by the Fund’s pricing service. If prices are not available from the pricing service, then quotations will be obtained from broker/dealers and the securities will be valued at the mean between the bid and the offer.

Securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.

Security transactions are recorded on the dates the transactions are entered, which is the trade date.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

The net unrealized appreciation/depreciation of investments based on federal tax cost as of September 30, 2010 was as follows:

Gross Appreciation (excess of value over tax cost)	$16,388,883
Gross Depreciation (excess of tax cost over value)	(22,746,572)

Net Unrealized Appreciation	$(6,357,689)

Cost of Investments for Income Tax Purposes	$200,807,508

3. FAIR VALUE MEASUREMENT

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s assets:

Investments in Securities at Value		Level 2 - Other	Level 3 - Significant
	Level 1 - Quoted Prices	Significant Observable	Unobservable	Total
		Inputs	Inputs
Common Stocks*	$191,607,103	$–	$–	$191,607,103
Short -Term Bank Debt Instruments	–	2,842,716	–	2,842,716
TOTAL	$191,607,103	$2,842,716	$–	$194,449,819

*For detailed descriptions of industries, see the accompanying Schedule of Investments.

Item 2 - Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

A certification of the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, is attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERISTOCK MUTUAL FUND, INC.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	November 29, 2010